Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Fair Value To Assets Acquired And Liabilities Assumed (Parenthetical) (Detail) - Trinidad Cement Limited [member]
$ in Millions
Feb. 01, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill included in intangible assets and other non-current assets	$ 106
Debt included in current liabilities	47
Debt included in non-current liabilities	97
Deferred tax liabilities	$ 19